Stock-Based Compensation (Details 5) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Full Value Awards - Total
Non-vested Full Value Award activity
Outstanding at the beginning of the period (in shares)	6.0	5.4	6.4
Award granted (in shares)	5.0	3.6	2.9
Award vested (in shares)	(3.0)	(2.5)	(2.9)
Award forfeited (in shares)	(0.8)	(0.5)	(1.0)
Outstanding at the end of the period (in shares)	7.2	6.0	5.4
Non-vested Full Value Award activity, Weighted average grant dated fair value
Outstanding at the beginning of the period (in dollars per share)	$ 10.49	$ 8.49	$ 9.38
Award granted (in dollars per share)	$ 12.31	$ 12.34	$ 8.41
Award vested (in dollars per share)	$ 9.01	$ 9.02	$ 10.05
Award forfeited or cancelled (in dollars per share)	$ 11.67	$ 9.43	$ 9.47
Outstanding at the end of the period (in dollars per share)	$ 12.37	$ 10.49	$ 8.49
Full Value Awards - Performance shares
Non-vested Full Value Award activity
Outstanding at the beginning of the period (in shares)		0.3	0.7
Award granted (in shares)	0.5	0.1	0.1
Award vested (in shares)		(0.4)	(0.4)
Award forfeited (in shares)			(0.1)
Outstanding at the end of the period (in shares)	0.5		0.3
Full Value Awards - Non-performance shares
Non-vested Full Value Award activity
Outstanding at the beginning of the period (in shares)	6.0	5.1	5.7
Award granted (in shares)	4.5	3.5	2.8
Award vested (in shares)	(3.0)	(2.1)	(2.5)
Award forfeited (in shares)	(0.8)	(0.5)	(0.9)
Outstanding at the end of the period (in shares)	6.7	6.0	5.1
Restricted Stock Units with Market Conditions (MSU)
Non-vested Full Value Award activity
Award granted (in shares)	0.5
Non-vested Full Value Award activity, Weighted average grant dated fair value
Vesting period	3 years
Aggregate grant-date fair value	$ 9.0